FAIR VALUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE INFORMATION
Summary of financial assets and liabilities by level within the fair value hierarchy

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at amortized cost
Cash	$1,784,938	$—	$—	$1,784,938
Accounts receivable	—	1,018,003	—	1,018,003
Other Receivable			66,000
Due from related parties	—	44,245	—	44,245
Financial assets at fair value through profit or loss
Investments at fair value	—	—	29,069	29,069
FINANCIAL LIABILITIES
Financial liabilities at amortized cost
Accounts payable	—	1,078,381	—	1,078,381
Derivative liability	—	250,000	—	250,000
Loans payable	—	151,273	—	151,273
Loans payable, related parties	—	425,551	—	425,551
Lease liabilities	—	1,330,860	—	1,330,860
Convertible debt obligations, net	—	1,274,010	—	1,274,010

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at amortized cost
Cash	$2,273,151	$—	—	$2,273,151
Accounts receivable	—	948,341	—	948,341
Due from related parties	—	53,851	—	53,851
Financial assets at fair value through profit or loss
Investments at fair value	—	—	29,076	29,076
FINANCIAL LIABILITIES
Financial liabilities at amortized cost
Accounts payable	—	821,820	—	821,820
Derivative liability	—	250,000	—	250,000
Loans payable	—	223,240	—	223,240
Loans payable, related parties	—	589,502	—	589,502
Lease liabilities	—	1,853,064	—	1,853,064
Convertible debt obligations, net	—	1,531,639	—	1,531,639